Financial instruments - Fair Value of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	$ 2,899
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	81,765
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,178,581			$ 814,530
Total financial assets	1,178,581		$ 814,530
Long-term debt	1,495,153		768,400
Convertible debentures	623		639
Total financial liabilities	1,495,776		769,039
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	27,072			0
Development loans and other receivables	37,984		110,019
Derivative Asset	16		970
Total financial assets	65,072		110,989
Long-term debt	2,788,915		2,588,373
Convertible debentures	0
Derivative financial instruments, liabilities	83,837		102,785
Total financial liabilities	2,887,872		2,704,861
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		$ 0
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset				869
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	16		101
Derivative financial instruments, liabilities	2,072		1,114
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	81,765		93,198
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			8,473
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures			13,703
Preferred shares, Series C	15,120
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	88,494			0
Development loans and other receivables	0		0
Derivative Asset	85,688		61,838
Total financial assets	174,182		61,838
Derivative financial instruments, liabilities	827		57
Total financial liabilities	827		57
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	65,304		61,838
Derivative financial instruments, liabilities	789		57
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		20,384
Derivative financial instruments, liabilities	38
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,294,147		814,530
Development loans and other receivables	37,050		103,696
Derivative Asset	85,704		62,808
Total financial assets	1,416,901		981,034
Long-term debt	3,931,868		3,336,795
Convertible debentures	342		470
Derivative financial instruments, liabilities	84,664		102,842
Total financial liabilities	4,030,667		3,453,525
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	65,304		61,838
Derivative financial instruments, liabilities	789		57
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		20,384
Derivative financial instruments, liabilities	38
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset				869
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	16		101
Derivative financial instruments, liabilities	2,072		1,114
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	81,765		93,198
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			8,473
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures			13,418
Preferred shares, Series C	13,793
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,294,147		814,530
Development loans and other receivables	37,984		110,019
Derivative Asset	85,704		62,808
Total financial assets	1,417,835		987,357
Long-term debt	4,284,068		3,356,773
Convertible debentures	623		639
Derivative financial instruments, liabilities	84,664		102,842
Total financial liabilities	4,384,475		3,473,957
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	65,304		61,838
Derivative financial instruments, liabilities	789		57
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		$ 20,384
Derivative financial instruments, liabilities	38
Fair value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset				$ 869
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	16		101
Derivative financial instruments, liabilities	2,072		1,114
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	81,765		93,198
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			8,473
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures			13,703
Preferred shares, Series C	$ 15,120
Intrinsic Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset			$ 441